Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	0.758
Maximum Aggregate Offering Price	$ 530,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 81.23
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement will also cover any additional shares of common stock, par value $0.0001 per share, of BIO-key International, Inc. (the "Common Stock") that become issuable under the BIO-key International, Inc. 2021 Employee Stock Purchase Plan, as amended, by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices of the Common Stock on August 26, 2025, as reported by the Nasdaq Stock Market. (3) The Registrant does not have any fee offsets.